Partnership Organization (Details) - USD ($)		7 Months Ended
	Dec. 30, 2016	Jul. 25, 2017
Disclosure Text Block [Abstract]
Limited Liability Company or Limited Partnership, Business, Formation State	Delaware
Partners' Capital Account, Contributions	$ 1,000
Total Amount of Unit Offering	$ 350,000,001
Total Amount of Units Offered	17,631,579
Minimum Unit Offering, Shares		1,315,790
Subsidiary of Limited Liability Company or Limited Partnership, Business Purpose	(i) acquire producing and non-producing oil and gas properties with development potential to be operated by third-party operators, and to enhance the value of the properties through drilling and other development activities, (ii) make distributions to the holders of the common units, (iii) engage in a liquidity transaction after five to seven years, in which all properties are sold and the sales proceeds are distributed to the partners, merge with another entity, or list the common units on a national securities exchange, and (iv) permit holders of common units to invest in oil and gas properties in a tax efficient basis. The proceeds from the sale of the common units primarily will be used to acquire producing and non-producing oil and natural gas properties onshore in the United States, and to develop those properties.